CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash dividends declared per share	$ 0.12	$ 0.12	$ 0.12
Allocation of ESOP shares	48,637	48,637	48,637
Purchase of shares by ESOP pursuant to reorganization, shares			392,670